INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Total	$ 15,476	$ 11,822
North American Residential Energy Infrastructure Operation
Disclosure of information for cash-generating units [line items]
Total	3,394	1,674
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	3,015	2,816
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	2,135	2,186
North American Rail Operation
Disclosure of information for cash-generating units [line items]
Total	1,757	1,762
European Residential Decarbonization Infrastructure Business
Disclosure of information for cash-generating units [line items]
Total	1,207	0
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,086	1,031
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	676	682
U.K. Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	565	537
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	271	258
Other
Disclosure of information for cash-generating units [line items]
Total	868	876
Brazilian Electricity Transmission Operation
Disclosure of information for cash-generating units [line items]
Total	$ 502	$ 0